Interest Expenses and Income	12 Months Ended
Dec. 31, 2020
Interest Expenses And Income
Interest Expenses and Income

21. Interest expenses and income

in EUR thousands	2020 Effective interest expenses	2020 Interest espenses	2019 Effective interest expenses	2019 Interest expenses	2018 Effective interest expenses	2018 Interest expenses
Convertible bond 2017/2022	26	122	32	136	30	156
EIB loan 2017	269	975	202	1.046	40	1,458
EIB loan 2019	33	488	11	457	-	-
Purchase price liability (earn-out and start-up costs)	-	750	-	650	-	-
Leasing	-	179	-	124	-	-
Other	218	-	-	53	-	-
Total	546	2,534	245	2,466	170	1,614

Interest income amounted to EUR 411 thousand (2019: EUR 127 thousand, 2018: EUR 24 thousand) and resulted mainly from the fair value valuation of the performance component of the EIB loan in the amount of EUR 288 thousand (2019 and 2018: EUR 0 thousand) and from the recognition in the income statement of the debt component upon early conversion of the mandatory convertible bond 2020/2021 in the amount of EUR 98 thousand.